Related Party Transactions (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Dec. 31, 2021	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Related Party Transaction [Line Items]
Term of strategic support agreement	1 year
Remaining revenue performance obligation		$ 0.7
Transaction fee		$ 2.0
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
First Out Term Loans
Related Party Transaction [Line Items]
Outstanding borrowings						$ 110.0
Second Out Term Loan Facility
Related Party Transaction [Line Items]
Outstanding borrowings						$ 410.0